[GRAPHIC OMITTED]

Oppenheimer
MidCap Fund

Semiannual Report April 30, 2002

[LOGO OMITTED]

OppenheimerFunds(REGISTRATION MARK)
The Right Way To Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer MidCap Fund seeks capital appreciation.


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 9  Financial
    Statements

29  Officers and Trustees

32  Privacy Policy Notice





---------------------------------
CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 4/30/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A    -1.39%       -7.06%
---------------------------------
Class B    -1.78        -6.69
---------------------------------
Class C    -1.78        -2.77
---------------------------------
Class N    -1.53        -2.51
---------------------------------
Class Y    -1.16
---------------------------------

AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 4/30/02
          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -20.60%      -25.17%
---------------------------------
Class B   -21.23       -25.16
---------------------------------
Class C   -21.18       -21.97
---------------------------------
Class N   -20.78       -21.57
---------------------------------
Class Y   -20.26
---------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
*See Notes page 7 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.


[PHOTO OMITTED]

John V. Murphy
President
Oppenheimer
MidCap Fund

OPPENHEIMER MIDCAP FUND

LETTER TO SHAREHOLDERS

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. I hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And I look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/ SIGNATURE

John V. Murphy
May 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED APRIL 30, 2002?

A. Uncertain conditions created an unfavorable environment for most growth-oriented stocks, particularly during the first few months of the reporting period. While we are disappointed with the Fund's overall performance, we are not surprised by it in light of these circumstances. We believe that this challenging investment environment represents a normal part of the market cycle, and we look forward to a return to more favorable conditions for growth-oriented stocks. In fact, we saw evidence of a shift in favor of select growth stocks during the final few months of the period, when the Fund performed well.

WHAT MADE THIS SUCH A CHALLENGING PERIOD FOR GROWTH STOCKS?
A variety of economic and political developments hurt growth stocks and led markets to favor defensive, value-oriented securities. Most significant was a sharp decline in corporate capital spending, which began in mid-2000 and persisted throughout the period. The decline in spending by businesses hit technology and telecommunications-related companies especially hard. Growth investors generally turned to industries, such as healthcare, that appeared better positioned to continue growing despite the economic slowdown.
    In early 2002, U.S. economic data began to show clear signs of recovery, bolstered by low interest rates and strength in the consumer sector. Although certain areas of technology and telecommunications continued to suffer from the lingering effects of the recession, other industries experienced increased activity. However, the positive impact on stock prices of a return to growth was muted by negative developments on other fronts. The war on terrorism and conflict in the Middle East exacerbated concerns regarding the pace of U.S. economic growth and introduced an added level of uncertainty into the economic equation, particularly in regard to the potential impact of political developments on oil prices. Furthermore,

PORTFOLIO MANAGEMENT
TEAM
Bruce Bartlett
(Portfolio Manager)
Jim Turner
Subrata Ghose
Julie Ryan

OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

"IT IS IMPORTANT TO REMEMBER THAT INVESTMENTS IN MID-CAP STOCKS MAY BE MORE VOLATILE THAN INVESTING IN LARGE CAPITALIZATION COMPANIES."

highly publicized accounting debacles at a few prominent corporations undermined confidence in the accuracy of financial statements at a variety of other companies.

HOW DID YOU MANAGE THE FUND UNDER THESE CONDITIONS?
We maintained the Fund's focus on stocks of mid-cap companies showing strong rates of revenue and earnings growth. Such companies tend to be relatively highly valued by the market, and are therefore more volatile than most. In other words, they tend to rise more sharply at times when markets support growth stocks, and decline more sharply when growth stocks are out of favor. Over the long term, however, we believe mid-cap growth stocks are likely to outperform most other asset classes. That's because the kinds of companies in which the Fund invests generally achieve higher growth rates than larger companies, while providing higher probabilities of success and lower risks of failure than smaller companies. Mid-cap growth stocks offer the best of both worlds, making them particularly attractive for disciplined growth investors seeking to build wealth over the long term.
   During the reporting period, we found the greatest number of mid-cap growth opportunities in the health care sector. Health care companies generally benefited from a favorable regulatory environment and rising reimbursement rates for a variety of medical services. They offered a haven to growth investors seeking alternatives to depressed technology and telecommunications stocks. Within the health care sector, we found attractive investment opportunities among biotechnology companies, such as Gilead Sciences, Inc. and medical products companies, such as Varian Medical Systems, Inc. and Stryker Corp.; as well as a few health care services providers. These holdings generally performed well, delivering strong earnings and sales growth despite the challenging economic environment that confronted most growth-oriented industries.

OPPENHEIMER MIDCAP FUND

The Fund also benefited from its investments in the financial sector, where we focused on companies experiencing core business growth, such as mortgage insurer MBIA, Inc. On the other hand, performance suffered as a result of the Fund's exposure to technology and telecommunications sectors, although we allocated a relatively small percentage of the Fund's assets to stocks in these sectors.(1)

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We believe that, despite recent shocks, the economy is likely to show moderate growth with low levels of inflation for the foreseeable future. Key economic indicators show clear signs of improvement, leading us to believe that the bottom of the economic downturn is behind us. Although most areas of technology and telecommunications have yet to benefit from the improving economic climate, experience leads us to believe that these sectors are likely to experience renewed growth sometime in the coming year. Furthermore, while accounting scandals have clearly hurt the market in the short term, we believe they are prompting many companies to provide investors with more detailed and complete financial information, which will benefit investors in the long run.
   Accordingly, we remain extremely positive on the intermediate-to-long-term outlook for mid-cap growth stocks. Our long-term approach to wealth creation and our commitment to building the portfolio one company at a time make Oppenheimer MidCap Fund part of The Right Way to Invest.

1. The Fund's holdings and allocations are subject to change.
2. See Notes page 7 for further details.

----------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE
For the Periods Ended 3/31/02(2)
Class A        Since
1-Year         Inception
--------------------------
-16.13%            8.00%
Class B        Since
1-Year         Inception
--------------------------
-16.06%            8.35%
Class C        Since
1-Year         Inception
--------------------------
-12.59%            8.69%
Class N        Since
1-Year         Inception
--------------------------
-12.08%          -23.53%
Class Y        Since
1-Year         Inception
--------------------------
-10.65%           10.01%
----------------------------------------------

5


OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


-------------------------------------------------------------
TOP TEN COMMON STOCK HOLDINGS(4)
-------------------------------------------------------------
Concord EFS, Inc.                                        6.0%
-------------------------------------------------------------
Varian Medical Systems, Inc.                             5.8
-------------------------------------------------------------
Bed Bath & Beyond, Inc.                                  5.4
-------------------------------------------------------------
Gilead Sciences, Inc.                                    5.3
-------------------------------------------------------------
AmerisourceBergen Corp.                                  5.2
-------------------------------------------------------------
BJ's Wholesale Club, Inc.                                4.9
-------------------------------------------------------------
MBIA, Inc.                                               4.7
-------------------------------------------------------------
SPX Corp.                                                4.2
-------------------------------------------------------------
IDEC Pharmaceuticals Corp.                               3.9
-------------------------------------------------------------
Lincare Holdings, Inc.                                   3.8

TOP FIVE COMMON STOCK INDUSTRIES(4)
-------------------------------------------------------------
Health Care Equipment & Supplies                        14.8%
-------------------------------------------------------------
Biotechnology                                            9.2
-------------------------------------------------------------
Health Care Providers & Services                         9.0
-------------------------------------------------------------
Insurance                                                8.2
-------------------------------------------------------------
Multiline Retail                                         6.8
-------------------------------------------------------------

SECTOR ALLOCATION(3)

[GRAPHIC OMITTED]

o Health Care                       39.9%
    Health Care
    Equipment
    & Supplies                      16.9
    Biotechnology                   10.5
    Health Care
    Providers &
    Services                        10.3
    Pharmaceuticals                  2.2
o Information Technology            18.0
o Consumer Discretionary            16.6
o Financials                        12.6
o Industrials                       11.7
o Utilities                          1.2

3. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of common stock.
4. Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on net assets.

OPPENHEIMER MIDCAP FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 12/1/97.
Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different calculations of performance is in the Fund's Statement of Additional Information.


7


OPPENHEIMER MIDCAP FUND

FINANCIALS

8


OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  April 30, 2002 / Unaudited

                                                                                                 MARKET VALUE
                                                                                       SHARES      SEE NOTE 1
=============================================================================================================
 COMMON STOCKS--87.3%
-------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--14.5%
-------------------------------------------------------------------------------------------------------------
 MEDIA--0.7%
 Charter Communications, Inc., Cl. A(1)                                               875,000    $  7,166,250
-------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--6.8%
 BJ's Wholesale Club, Inc.(1)                                                       1,145,000      51,101,350
-------------------------------------------------------------------------------------------------------------
 Family Dollar Stores, Inc.                                                           575,000      19,895,000
                                                                                                   ----------
                                                                                                   70,996,350

-------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--6.7%
 Bed Bath & Beyond, Inc.(1)                                                         1,500,000      55,755,000
-------------------------------------------------------------------------------------------------------------
 Circuit City Stores, Inc./CarMax Group(1)                                            460,000      13,570,000
                                                                                                   ----------
                                                                                                   69,325,000

-------------------------------------------------------------------------------------------------------------
 TEXTILES & Apparel--0.3%
 Coach, Inc.(1)                                                                        65,000       3,640,000
-------------------------------------------------------------------------------------------------------------
 FINANCIALS--10.9%
-------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--2.7%
 AMBAC Financial Group, Inc.                                                          450,000      28,287,000
-------------------------------------------------------------------------------------------------------------
 INSURANCE--8.2%
 MBIA, Inc.                                                                           902,500      48,671,825
-------------------------------------------------------------------------------------------------------------
 Radian Group, Inc.                                                                   712,000      36,952,800
                                                                                                  -----------
                                                                                                   85,624,625

-------------------------------------------------------------------------------------------------------------
 HEALTH CARE--34.9%
-------------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--9.2%
 Gilead Sciences, Inc.(1)                                                           1,770,000      55,082,400
-------------------------------------------------------------------------------------------------------------
 IDEC Pharmaceuticals Corp.(1)                                                        740,000      40,663,000
                                                                                                 ------------
                                                                                                   95,745,400

-------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & Supplies--14.8%
 Biomet, Inc.                                                                       1,165,000      32,887,950
-------------------------------------------------------------------------------------------------------------
 Cytyc Corp.(1)                                                                     1,880,000      29,534,800
-------------------------------------------------------------------------------------------------------------
 Stryker Corp.                                                                        574,000      30,714,740
-------------------------------------------------------------------------------------------------------------
 Varian Medical Systems, Inc.(1)                                                    1,400,000      60,690,000
                                                                                                 ------------
                                                                                                  153,827,490

-------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & Services--9.0%
 AmerisourceBergen Corp.                                                              700,000      54,250,000
-------------------------------------------------------------------------------------------------------------
 Lincare Holdings, Inc.(1)                                                          1,243,400      39,142,232
                                                                                                 ------------
                                                                                                   93,392,232

-------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--1.9%
 King Pharmaceuticals, Inc.(1)                                                        630,000      19,744,200


9


OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                 MARKET VALUE
                                                                                       SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--10.2%
-------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & Supplies--6.0%
 Concord EFS, Inc.(1)                                                               1,909,200    $ 62,220,828
-------------------------------------------------------------------------------------------------------------
 MACHINERY--4.2%
 SPX Corp.(1)                                                                         325,000      43,761,250
-------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--15.7%
-------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--4.4%
 Brocade Communications Systems, Inc.(1)                                              275,000       7,037,250
-------------------------------------------------------------------------------------------------------------
 Corvis Corp.(1,2)                                                                    894,072       1,072,886
-------------------------------------------------------------------------------------------------------------
 ONI Systems Corp.(1)                                                                 607,500       3,177,225
-------------------------------------------------------------------------------------------------------------
 Sonus Networks, Inc.(1)                                                            1,011,100       2,780,525
-------------------------------------------------------------------------------------------------------------
 Tellium, Inc.                                                                        416,600         933,184
-------------------------------------------------------------------------------------------------------------
 Tellium, Inc.(2)                                                                     733,334       1,642,668
-------------------------------------------------------------------------------------------------------------
 UTStarcom, Inc.(1)                                                                 1,187,900      29,103,550
                                                                                                 ------------
                                                                                                   45,747,288

-------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
 Millipore Corp.                                                                      839,600      33,542,020
-------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.3%
 Bookham Technology plc(1)                                                            315,856         395,855
-------------------------------------------------------------------------------------------------------------
 Marvell Technology Group Ltd.(1)                                                     665,000      23,940,000
-------------------------------------------------------------------------------------------------------------
 Mykrolis Corp.(1)                                                                    368,252       5,428,035
-------------------------------------------------------------------------------------------------------------
 QLogic Corp.(1)                                                                      325,000      14,855,750
                                                                                                 ------------
                                                                                                   44,619,640

-------------------------------------------------------------------------------------------------------------
 SOFTWARE--3.8%
 Advent Software, Inc.(1)                                                             188,000       9,283,440
-------------------------------------------------------------------------------------------------------------
 Cerner Corp.(1)                                                                      502,100      26,666,531
-------------------------------------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                                            144,500       4,095,130
                                                                                                 ------------
                                                                                                   40,045,101

-------------------------------------------------------------------------------------------------------------
 UTILITIES--1.1%
-------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--1.1%
 Kinder Morgan, Inc.                                                                  227,500      11,013,275
                                                                                                 ------------
 Total Common Stocks (Cost $933,181,896)                                                          908,697,949

=============================================================================================================
 PREFERRED STOCKS--0.3%
-------------------------------------------------------------------------------------------------------------
 Axsun Technologies, Inc., Cv., Series C(1,2,3)                                       771,208         254,499
-------------------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies, Inc., Cv., Series D(1,2)                         556,586          30,612
-------------------------------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum. Cv., Series D(1,2,3)                                  1,675,894       1,033,021
-------------------------------------------------------------------------------------------------------------
 ITF Optical Technologies, Inc., Cv., Series A(1,2,3)                                 200,000       1,354,000
                                                                                                 ------------
 Total Preferred Stocks (Cost $29,100,099)                                                          2,672,132


10


OPPENHEIMER MIDCAP FUND

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                       AMOUNT          SEE NOTE 1
=================================================================================================================
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.4%
-----------------------------------------------------------------------------------------------------------------
 Cyras Systems, Inc., 4.50% Cv. Unsec. Sub. Nts., 8/15/05(2)
(Cost $3,150,000)                                                                $  3,150,000      $    3,701,250

=================================================================================================================
 REPURCHASE AGREEMENTS--12.3%
-----------------------------------------------------------------------------------------------------------------
 Repurchase agreement with BNP Paribas Securities Corp., 1.85%, dated
 4/30/02, to be repurchased at $128,344,595 on 5/1/02, collateralized by
 U.S, Treasury Bonds, 5.25%--11.25%, 2/15/15--2/15/29, with a value of
 $124,190,446 and U.S. Treasury Nts, 6.50%, 10/15/06, with a value of
 $7,064,337 (Cost $128,338,000)                                                   128,338,000         128,338,000
-----------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,093,769,995)                                      100.3%      1,043,409,331
-----------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (0.3)         (2,809,657)

 NET ASSETS                                                                             100.0%     $1,040,599,674
                                                                                 ================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2002 amounts to $2,641,520. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES                                 SHARES
                                                    OCTOBER 31,       GROSS        GROSS     APRIL 30,      UNREALIZED
                                                           2001   ADDITIONS   REDUCTIONS          2002    DEPRECIATION

----------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv., Series C                771,208          --           --       771,208      $8,745,499
 fusionOne, Inc., 8% Non-Cum. Cv., Series D           1,675,894          --           --     1,675,894       8,067,083
 ITF Optical Technologies, Inc., Cv., Series A          200,000          --           --       200,000       3,646,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11


OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2002
===============================================================================
 ASSETS
-------------------------------------------------------------------------------
 Investments, at value (including repurchase agreement of $128,338,000)
 --see accompanying statement:
 Unaffiliated companies (cost $1,070,669,893)                    $1,040,767,811
 Affiliated companies (cost $23,100,102)                              2,641,520
                                                                 --------------
                                                                  1,043,409,331
-------------------------------------------------------------------------------
 Cash                                                                 4,254,951
-------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                   1,117,166
 Interest and dividends                                                  47,339
 Other                                                                   13,308
                                                                 --------------
 Total assets                                                     1,048,842,095

===============================================================================
 LIABILITIES
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                3,746,673
 Shares of beneficial interest redeemed                               3,200,701
 Shareholder reports                                                    514,707
 Transfer and shareholder servicing agent fees                          338,507
 Distribution and service plan fees                                     216,436
 Trustees' compensation                                                 140,936
 Other                                                                   84,461
                                                                 --------------
 Total liabilities                                                    8,242,421
                                                                 ==============

===============================================================================
 NET ASSETS                                                      $1,040,599,674
-------------------------------------------------------------------------------

===============================================================================
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
 Paid-in capital                                                 $2,074,936,969
-------------------------------------------------------------------------------
 Accumulated net investment loss                                     (8,090,340)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (975,886,291)
-------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation
 of assets and liabilities denominated in foreign currencies        (50,360,664)
                                                                 --------------
 NET ASSETS                                                      $1,040,599,674
                                                                 ==============

OPPENHEIMER MIDCAP FUND

===============================================================================================
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $489,589,927 and 34,435,652 shares of beneficial interest outstanding)                  $14.22
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                         $15.09
-----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $414,979,299
 and 30,127,998 shares of beneficial interest outstanding)                               $13.77

-----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $121,357,282
 and 8,813,793 shares of beneficial interest outstanding)                                $13.77

-----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,800,297
 and 550,090 shares of beneficial interest outstanding)                                  $14.18

-----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $6,872,869 and 473,263 shares of beneficial interest
 outstanding)                                                                            $14.52


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2002

===============================================================================
 INVESTMENT INCOME
-------------------------------------------------------------------------------
 Interest                                                          $  1,704,399
-------------------------------------------------------------------------------
 Dividends                                                              725,951
 Total income                                                         2,430,350

===============================================================================
 EXPENSES
-------------------------------------------------------------------------------
 Management fees                                                      3,699,402
-------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                620,788
 Class B                                                              2,182,916
 Class C                                                                639,994
 Class N                                                                 12,330
-------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              1,154,638
 Class B                                                                971,163
 Class C                                                                284,618
 Class N                                                                 11,647
 Class Y                                                                  3,207
-------------------------------------------------------------------------------
 Shareholder reports                                                    966,643
-------------------------------------------------------------------------------
 Trustees' compensation                                                  24,192
-------------------------------------------------------------------------------
 Custodian fees and expenses                                                405
-------------------------------------------------------------------------------
 Other                                                                    8,539
                                                                    -----------
 Total expenses                                                      10,580,482
 Less reduction to custodian expenses                                      (164)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees-- Class A, B, C and N                (189,976)
                                                                    -----------
 Net expenses                                                        10,390,342

===============================================================================
 NET INVESTMENT LOSS                                                 (7,959,992)

===============================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
 Net realized loss on investments                                   (59,202,390)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         51,020,733
 Translation of assets and liabilities denominated
 in foreign currencies                                                   50,950
                                                                    -----------
 Net change                                                          51,071,683
                                                                    -----------
 Net realized and unrealized loss                                    (8,130,707)

===============================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(16,090,699)
                                                                    ===========
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14


OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS            YEAR
                                                                ENDED           ENDED
                                                       APRIL 30, 2002     OCTOBER 31,
                                                          (UNAUDITED)            2001
=====================================================================================
 OPERATIONS
-------------------------------------------------------------------------------------
 Net investment loss                                  $   (7,959,992)  $   (7,086,697)
-------------------------------------------------------------------------------------
 Net realized loss                                       (59,202,390)    (765,345,545)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     51,071,683     (463,263,091)
                                                       ------------------------------
 Net decrease in net assets resulting from operations    (16,090,699)  (1,235,695,333)

=====================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 (36,388,961)      72,996,958
 Class B                                                 (16,631,686)      59,856,987
 Class C                                                  (4,768,443)      22,021,277
 Class N                                                   5,704,162        2,566,730
 Class Y                                                   2,218,001        6,333,492

=====================================================================================
 NET ASSETS
-------------------------------------------------------------------------------------
 Total decrease                                          (65,957,626)  (1,071,919,889)
-------------------------------------------------------------------------------------
 Beginning of period                                   1,106,557,300    2,178,477,189
                                                      -------------------------------
 End of period (including accumulated net investment
 losses of $8,090,340 and $130,348, respectively)     $1,040,599,674   $1,106,557,300
                                                      ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15


OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS                                                  YEAR
                                                        ENDED                                                 ENDED
                                               APRIL 30, 2002                                              OCT. 31,
CLASS A                                           (UNAUDITED)        2001            2000         1999      1998(1)
===================================================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $14.42      $30.41          $19.88       $10.83       $10.00
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.07)       (.02)            .04         (.04)        (.02)
 Net realized and unrealized gain (loss)                 (.13)     (15.97)          10.49         9.11          .85
                                                       ------------------------------------------------------------
 Total income (loss) from
 investment operations                                   (.20)     (15.99)          10.53         9.07          .83
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain              --          --              --         (.02)          --
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.22      $14.42          $30.41       $19.88       $10.83
                                                       ============================================================

===================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (1.39)%    (52.58)%         52.97%       83.79%        8.30%
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $489,590    $532,338      $1,055,967     $167,879      $14,607
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $523,566    $718,814      $  728,168     $ 60,644      $ 7,185
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                           (1.06)%     (0.09)%          0.28%       (0.49)%      (0.33)%
 Expenses                                                1.54%       1.33%           1.16%        1.40%        1.59%(4)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                   1.51%       1.32%            N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   27%         84%             23%          61%         117%


1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER MIDCAP FUND

                                                   SIX MONTHS                                              YEAR
                                                        ENDED                                             ENDED
                                               APRIL 30, 2002                                          OCT. 31,
CLASS B                                           (UNAUDITED)        2001        2000        1999       1998(1)
===============================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $14.02      $29.79      $19.62      $10.77        $10.00
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.14)       (.15)       (.07)       (.07)         (.05)
 Net realized and unrealized gain (loss)                 (.11)     (15.62)      10.24        8.94           .82
                                                       --------------------------------------------------------
 Total income (loss) from investment operations          (.25)     (15.77)      10.17        8.87           .77
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain              --          --          --        (.02)           --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $13.77      $14.02      $29.79      $19.62        $10.77
                                                       ========================================================

===============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (1.78)%    (52.94)%     51.83%      82.40%         7.70%
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $414,979    $438,962    $874,830    $118,611        $7,654
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $440,072    $592,096    $594,390    $ 40,455        $3,521
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                    (1.83)%     (0.84)%     (0.48)%     (1.25)%       (1.06)%
 Expenses                                                2.30%       2.08%       1.91%       2.16%         2.35%(4)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                   2.27%       2.07%        N/A         N/A           N/A
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   27%         84%        23%          61%          117%


1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17


OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                                   SIX MONTHS                                              YEAR
                                                        ENDED                                             ENDED
                                               APRIL 30, 2002                                          OCT. 31,
CLASS C                                           (UNAUDITED)        2001        2000        1999       1998(1)
===============================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $14.02      $29.78      $19.60      $10.76        $10.00
                                                       --------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                     (.14)       (.15)       (.07)       (.06)         (.05)
 Net realized and unrealized gain (loss)                 (.11)     (15.61)      10.25        8.92           .81
                                                       --------------------------------------------------------
 Total income (loss) from
 investment operations                                   (.25)     (15.76)      10.18        8.86           .76
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain              --          --          --        (.02)           --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $13.77      $14.02      $29.78      $19.60        $10.76
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (1.78)%    (52.92)%     51.94%      82.38%         7.60%
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $121,357    $128,230    $247,566     $26,482        $2,587
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $129,021    $170,129    $161,221     $ 9,066        $1,271
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                    (1.83)%     (0.85)%     (0.48)%     (1.26)%       (1.07)%
 Expenses                                                2.30%       2.08%       1.91%       2.16%         2.35%(4)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                   2.27%       2.07%        N/A         N/A           N/A
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   27%         84%         23%         61%          117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18


OPPENHEIMER MIDCAP FUND


                                                                                  SIX MONTHS        PERIOD
                                                                                       ENDED         ENDED
                                                                              APRIL 30, 2002      OCT. 31,
CLASS N                                                                          (UNAUDITED)       2001(1)
==========================================================================================================
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                                 $14.40        $19.54
----------------------------------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment loss                                                                    (.09)         (.05)
 Net realized and unrealized loss                                                       (.13)        (5.09)
                                                                                      --------------------
 Total loss from investment operations                                                  (.22)        (5.14
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                                             --            --
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                       $14.18        $14.40
                                                                                      ====================

==========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                                   (1.53)%      (26.31)%
----------------------------------------------------------------------------------------------------------

==========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                             $7,800        $2,268
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                    $5,004        $1,250
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                                   (1.35)%       (0.94)%
 Expenses                                                                               1.83%         1.73%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                                                  1.80%         1.72%
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                                  27%           84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                                   SIX MONTHS                                              YEAR
                                                        ENDED                                             ENDED
                                               APRIL 30, 2002                                          OCT. 31,
CLASS Y                                           (UNAUDITED)        2001        2000        1999       1998(1)
===============================================================================================================
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $14.69      $30.86      $20.07      $10.88        $10.00
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.06)       (.08)       (.02)       (.01)          .01
 Net realized and unrealized gain (loss)                 (.11)     (16.09)      10.81        9.22           .87
                                                       --------------------------------------------------------
 Total income (loss) from investment operations          (.17)     (16.17)      10.79        9.21           .88
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain              --          --          --        (.02)           --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.52      $14.69      $30.86      $20.07        $10.88
                                                       ========================================================

===============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (1.16)%    (52.40)%     53.76%      84.69%         8.80%
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)              $6,873      $4,759        $115          $2            $1
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $5,333      $2,720        $ 33          $2            $1
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                           (0.54)%     (0.12)%      0.60%      (0.06)%        0.05%
 Expenses                                                0.98%       1.07%       0.74%       1.03%         1.09%(4)
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                    N/A        1.02%        N/A         N/A           N/A
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   27%         84%         23%         61%          117%


1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $972,523,160. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

            Expiring
            --------------------------
               2006       $  2,792,572
               2007          3,516,822
               2008        142,020,390
               2009        764,990,986
                          ------------
              Total       $913,320,770
                          ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $13,119 and payments of $3,871 were made to retired trustees, resulting in an accumulated liability of $139,594 as of April 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Six Months Ended April 30, 2002     Year Ended October 31, 2001(1)
                                   Shares          Amount           Shares            Amount
----------------------------------------------------------------------------------------------
 CLASS A
 Sold                           5,856,476    $ 86,379,484       21,601,589      $431,618,994
 Dividends and/or
 distributions reinvested              --              --               --                --
 Redeemed                      (8,336,396)   (122,768,445)     (19,413,730)     (358,622,036)
                               ---------------------------------------------------------------
 Net increase (decrease)       (2,479,920)   $(36,388,961)       2,187,859      $ 72,996,958
                               ===============================================================

----------------------------------------------------------------------------------------------
 CLASS B
 Sold                           3,387,357    $ 48,456,472       12,038,231      $240,307,506
 Dividends and/or
 distributions reinvested              --              --               --                --
 Redeemed                      (4,561,852)    (65,088,158)     (10,102,864)     (180,450,519)
                               ---------------------------------------------------------------
 Net increase (decrease)       (1,174,495)   $(16,631,686)       1,935,367      $ 59,856,987
                               ===============================================================

----------------------------------------------------------------------------------------------
 CLASS C
 Sold                           1,576,591    $ 22,481,495        4,550,109      $ 87,698,946
 Dividends and/or
 distributions reinvested              --              --               --                --
 Redeemed                      (1,910,157)    (27,249,938)      (3,716,188)      (65,677,669)
                               ---------------------------------------------------------------
 Net increase (decrease)         (333,566)   $ (4,768,443)         833,921      $ 22,021,277
                               ===============================================================

----------------------------------------------------------------------------------------------
 CLASS N
 Sold                             458,658    $  6,679,243          167,066      $  2,704,211
 Dividends and/or
 distributions reinvested              --              --               --                --
 Redeemed                         (66,073)       (975,081)          (9,561)         (137,481)
                               ---------------------------------------------------------------
 Net increase                     392,585    $  5,704,162          157,505      $  2,566,730
                               ===============================================================

----------------------------------------------------------------------------------------------
 CLASS Y
 Sold                             235,992    $  3,530,334          499,899      $  9,750,294
 Dividends and/or
 distributions reinvested              --              --               --                --
 Redeemed                         (86,673)     (1,312,333)        (179,670)       (3,416,802)
                               ---------------------------------------------------------------
 Net increase                     149,319    $  2,218,001          320,229      $  6,333,492
                               ===============================================================

 1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.

OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $273,302,946 and $249,382,281, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Effective March 1, 2002, management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of the next $700 million; 0.58% of the next $1 billion and 0.56% of average annual net assets in excess of $2.5 billion. Prior to March 1, 2002, the annual advisory fee rate was: 0.75% of the first $200 million of average annual net assets of the Fund; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 0.68%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE         CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                        FRONT-END       FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
                    SALES CHARGES   SALES CHARGES          SHARES          SHARES          SHARES          SHARES
 SIX MONTHS            ON CLASS A     RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 ENDED                     SHARES     DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
 April 30, 2002        $1,080,320        $332,172         $82,961      $1,487,513        $166,662         $43,589

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A               Class B               Class C               Class N
                Contingent Deferred   Contingent Deferred   Contingent Deferred   Contingent Deferred
                      Sales Charges         Sales Charges         Sales Charges         Sales Charges
 Six Months             Retained by           Retained by           Retained by           Retained by
 Ended                  Distributor           Distributor           Distributor           Distributor
-----------------------------------------------------------------------------------------------------
 April 30, 2002             $10,431              $547,814               $17,269                  $149

OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A plan totaled $620,788, all of which were paid by the Distributor to recipients, and included $47,615 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

OPPENHEIMER MIDCAP FUND

 Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:

                                                                                   DISTRIBUTOR'S
                                                                DISTRIBUTOR'S          AGGREGATE
                                                                    AGGREGATE       UNREIMBURSED
                                                                 UNREIMBURSED      EXPENSES AS %
                        TOTAL PAYMENTS     AMOUNT RETAINED           EXPENSES      OF NET ASSETS
                            UNDER PLAN      BY DISTRIBUTOR         UNDER PLAN           OF CLASS
------------------------------------------------------------------------------------------------
 Class B Plan               $2,182,916          $1,760,284        $19,140,879               4.61%
 Class C Plan                  639,994             184,059          2,860,713               2.36
 Class N Plan                   12,330              11,742            148,432               1.90

--------------------------------------------------------------------------------
 5. ILLIQUID OR RESTRICTED SECURITIES
 As of April 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2002 was $9,088,936, which represents 0.87% of the Fund's net assets, of which $5,387,686 is considered restricted. Information concerning restricted securities is as follows:

                                            ACQUISITION                   VALUATION AS OF      UNREALIZED
 SECURITY                                         DATES          COST      APRIL 30, 2002    DEPRECIATION
---------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv.,
 Series C                                      12/13/00   $ 8,999,998          $  254,499      $8,745,499
---------------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                           10/23/00     5,999,997              30,612       5,969,385
---------------------------------------------------------------------------------------------------------
 Corvis Corp.                                  12/16/99     5,999,968           1,072,886       4,927,082
---------------------------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum. Cv.,
 Series D                                        9/6/01     9,100,104           1,033,021       8,067,083
---------------------------------------------------------------------------------------------------------
 ITF Optical Technologies, Inc., Cv.,
 Series A                                        4/7/00     5,000,000           1,354,000       3,646,000
---------------------------------------------------------------------------------------------------------
 Tellium, Inc.                                  9/20/00    11,000,010           1,642,668       9,357,342

OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.

OPPENHEIMER MIDCAP FUND

OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 OFFICERS AND TRUSTEES     Thomas W. Courtney, Chairman of the Board of Trustees
                           John V. Murphy, President
                           Paul Y. Clinton, Trustee
                           Robert G. Galli, Trustee
                           Lacy B. Herrmann, Trustee
                           Brian Wruble, Trustee
                           O. Leonard Darling, Vice President
                           Bruce L. Bartlett, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT
--------------------------------------------------------------------------------
 CUSTODIAN OF PORTFOLIO    The Bank of New York
 SECURITIES
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS      KPMG llp
--------------------------------------------------------------------------------
 LEGAL COUNSEL             Mayer, Brown, Rowe and Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                           OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018

                           (COPYRIGHT)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

OPPENHEIMER MIDCAP FUND

OPPENHEIMERFUNDS FAMILY

 GLOBAL EQUITY          Developing Markets Fund                                      Global Fund
                        International Small Company Fund                             Quest Global Value Fund
                        Europe Fund                                                  Global Growth & Income Fund
                        International Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
 EQUITY                 STOCK                                                        STOCK & BOND
                        Emerging Technologies Fund                                   Quest Opportunity Value Fund
                        Emerging Growth Fund                                         Total Return Fund
                        Enterprise Fund                                              Quest Balanced Value Fund
                        Discovery Fund                                               Capital Income Fund
                        Main Street(REGISTRATION MARK)                               Small Cap Fund Multiple Strategies Fund
                        Small Cap Value Fund                                         Disciplined Allocation Fund
                        MidCap Fund                                                  Convertible Securities Fund
                        Main Street(REGISTRATION MARK) Opportunity Fund              SPECIALTY
                        Growth Fund                                                  Real Asset Fund(REGISTRATION MARK)
                        Capital Appreciation Fund                                    Gold & Special Minerals Fund
                        Main Street(REGISTRATION MARK) Growth & Income Fund          Tremont Market Neutral Fund, LLC(1)
                        Value Fund                                                   Tremont Opportunity Fund, LLC(1)
                        Quest Capital Value Fund
                        Quest Value Fund
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
--------------------------------------------------------------------------------------------------------------------------------
 INCOME                 TAXABLE                                                      MUNICIPAL
                        International Bond Fund                                      California Municipal Fund(3)
                        High Yield Fund                                              New Jersey Municipal Fund(3)
                        Champion Income Fund                                         New York Municipal Fund(3)
                        Strategic Income Fund                                        Municipal Bond Fund
                        Bond Fund                                                    Intermediate Municipal Fund
                        Senior Floating Rate Fund
                        U.S. Government Trust
                        Limited-Term Government Fund
                        Capital Preservation Fund(2)
                        ROCHESTER DIVISION
                        Rochester National Municipals
                        Rochester Fund Municipals
                        Limited Term New York Municipal Fund
                        Pennsylvania Municipal Fund(3)
--------------------------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS        STOCK                                                        STOCK & BOND
                        Mercury Advisors Focus Growth Fund                           QM Active Balanced(2)
                        Gartmore Millennium Growth Fund II
                        Jennison Growth
                        Fund Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(REGISTRATION MARK) Index Fund(2)
--------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET(4)        Money Market Fund                                            Cash Reserves

1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
2. Available only through qualified retirement plans.
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

OPPENHEIMER MIDCAP FUND

This page intentionally left blank.

OPPENHEIMER MIDCAP FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

OPPENHEIMER MIDCAP FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.

OPPENHEIMER MIDCAP FUND

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or pros-pectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

INTERNET
24-hr access to account information and transactions1
WWW.OPPENHEIMERFUNDS.COM

--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048

PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
Ticker Symbols  Class A: OMDAX  Class B: OMDBX  Class C: OMDCX
                Class N: OMDNX  Class Y: OMDYX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

[LOGO OMITTED]

OPPENHEIMERFUNDS(REGISTRATION MARK) Distributor, Inc.

RS0745.001.0402 June 28, 2002